Business Combinations - Summary of Purchase Price Allocation for Acquisition (Parenthetical) (Detail) € in Thousands	Feb. 24, 2017 EUR (€)
Vancis BV [member]
Disclosure of detailed information about business combination [line items]
Contractual gross amounts included in trade and other receivables	€ 30